China Unicom (Hong Kong) Limited (Parent Company) - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure Of Parent Company Financial Statements [Abstract]
Statutory reserve	¥ 28,877	$ 4,438	¥ 28,827
Restricted net assets	¥ 252,350	$ 38,785	¥ 196,644